UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2008


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 100 Wilshire Blvd. Suite 1000, Santa Monica, CA  90401


Form 13F File Number: 28-13243


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  952-230-6155


Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                03/01/2012


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                         0
Form 13F Information Table Value Total:                         0
                                                      (thousands)


List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP       VALUE       SHRS OR   SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                    (X$1000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------   ----------  --------- ---   ----  ---------- -------- -------- ------ ----